Income Taxes - Schedule of Reconciliation of Income Tax (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net loss before income taxes			$ (1,187,620)	$ (359,034)
Depreciation			26,962	(10,956)
Non-deductible portion of meals and entertainment			586	1,115
Expenses paid in shares			415,666
Interest on lease liability	$ 915	$ 1,460	5,039	2,706
Lease payments			(31,292)
Gain on impairment				54,292
Gain Settlement of Debt			(184,868)	(250,778)
Adjusted net loss for tax purposes			$ (955,527)	$ (565,362)
Statutory rate			25.60%	24.63%
Tax expense (benefit) at the statutory rate			$ (244,658)	$ (139,248)
Increase in valuation allowance			244,658	139,248
Provision for income taxes